FINANCIAL INSTRUMENTS - Financial instruments per category (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS
Financial assets	R$ 3,882,966	R$ 4,357,884
Financial liabilities	15,622,107	19,838,551
Financial income (expenses) from assets	1,437,731	597,027
Financial income (expenses) from liabilities	(2,188,185)	(2,295,734)
Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	11,109,786	14,612,934
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	2,929,907	2,902,417
Related parties
FINANCIAL INSTRUMENTS
Financial liabilities	24,648	22,855
Obligations with FIDC (current liabilities)
FINANCIAL INSTRUMENTS
Financial liabilities	45,497	944,513
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	1,090,396	797,082
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	421,873	514,886
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities		971
Liabilities, Obligations with FIDC (non-current liabilities)
FINANCIAL INSTRUMENTS
Financial liabilities		42,893
Liabilities at market value with gains and losses recognized in income
FINANCIAL INSTRUMENTS
Financial liabilities		971
Financial income (expenses) from liabilities	(10,421)	(1,632)
Liabilities at market value with gains and losses recognized in income | Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities		971
Other financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	15,622,107	19,837,580
Financial income (expenses) from liabilities	(2,177,764)	(2,294,102)
Other financial liabilities at amortized cost | Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	11,109,786	14,612,934
Other financial liabilities at amortized cost | Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	2,929,907	2,902,417
Other financial liabilities at amortized cost | Related parties
FINANCIAL INSTRUMENTS
Financial liabilities	24,648	22,855
Other financial liabilities at amortized cost | Obligations with FIDC (current liabilities)
FINANCIAL INSTRUMENTS
Financial liabilities	45,497	944,513
Other financial liabilities at amortized cost | Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	1,090,396	797,082
Other financial liabilities at amortized cost | Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	421,873	514,886
Other financial liabilities at amortized cost | Liabilities, Obligations with FIDC (non-current liabilities)
FINANCIAL INSTRUMENTS
Financial liabilities		42,893
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	2,626,212	3,041,143
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	3,246
Related parties
FINANCIAL INSTRUMENTS
Financial assets	2,678	134,354
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	679,193	591,523
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	571,637	590,864
Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	1,165,088	1,256,741
Financial income (expenses) from assets	1,226,743	487,631
Financial asset at amortised cost | Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	3,246
Financial asset at amortised cost | Related parties
FINANCIAL INSTRUMENTS
Financial assets	2,678	134,354
Financial asset at amortised cost | Other current assets
FINANCIAL INSTRUMENTS
Financial assets	679,193	591,523
Financial asset at amortised cost | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	479,971	530,864
Assets at fair value with gains and losses recognized in income
FINANCIAL INSTRUMENTS
Financial assets	2,717,878	3,101,143
Financial income (expenses) from assets	210,988	109,396
Assets at fair value with gains and losses recognized in income | Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	2,626,212	3,041,143
Assets at fair value with gains and losses recognized in income | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	R$ 91,666	R$ 60,000